Exhibit 99.1

Permanent Monthly Report

Date of Report: 11 Jun 2008	For period from 1 May 2008 to 31 May 2008

Mortgages Trust Determination Date	2 Jun 2008
Mortgages Trust Distribution Date	4 Jun 2008
Current Funding 1 Interest Period	10 Mar 2008 to 10 Jun 2008
Current Funding 2 Interest Period	15 Apr 2008 to 15 Jul 2008

Key Parties

Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Bank of Scotland plc
Servicer	Bank of Scotland plc
Cash Manager	Bank of Scotland plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary

Principal Balance at start of period	£46,661,105,413.12
Current Principal Balance	£45,240,572,098.89
Opening Trust Assets	£100.00
Total	£45,240,572,198.89

Funding 1 Issuer Notes outstanding (GBP)	£22,052,486,000.00
less Cash Accumulation Ledger balance	£761,700,000.00
less Funding 1 Principal Ledger balance	£781,155,514.24
less Principal Deficiency Ledger balance	£1,127,138.09
Funding 1 Share	£20,508,503,347.67
Funding 1 Share %	45.33341%

Seller Share	£8,512,565,569.29
Seller Share %	18.81388%
Minimum Seller Share	£3,437,450,809.28
Minimum Seller Share %	7.59816%

Number of loans in pool at start of period	560,880
Current number of loans in pool	546,676

Funding 2 Issuer Notes outstanding (GBP)	£18,261,680,000.00
less Cash Accumulation Ledger balance	£—
less Funding 2 Principal Ledger balance	£2,041,759,397.95
less Principal Deficiency Ledger balance	£417,520.12
Funding 2 Share	£16,219,503,181.93
Funding 2 Share %	35.85271%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust.  Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller.  On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers.

Aggregate of Mortgages Trust Distributions 30 May 2008 & 4 Jun 2008

Mortgages Trust Revenue Receipts	£216,344,711.76
Mortgages Trust Principal Receipts	£1,426,539,564.99
Total received by Mortgages Trustee	£1,642,884,276.75

Revenue distribution
Amounts due to the Servicer	£1,974,363.68
Other amounts due	£1,200.00
Paid to Permanent Funding (No. 1) Limited	£96,411,163.43
Paid to Permanent Funding (No. 2) Limited	£78,238,518.61
Paid to the Seller	£39,719,466.04
£216,344,711.76

Principal distribution
Paid to Permanent Funding (No. 1) Limited	£249,416,910.74
Paid to Permanent Funding (No. 2) Limited	£1,177,122,654.25
Paid to the Seller	£—
£1,426,539,564.99

Master Issuer Distribution 15 Apr 2008

Master Issuer Revenue Receipts	£126,531,892.45
Master Issuer Principal Receipts	£—
Total received by Master Issuer	£126,531,892.45

Revenue distribution
Amounts due to Security Trustee	£5,000.00
Amounts due to Note Trustee	£—
Amounts due to Agent Bank, Paying Agent	£—
Amounts due to Third Party Creditors	£595,222.62
Amounts due to Cash Manager	£543,399.64
Amounts due to Corporate Svcs Provider	£—
Amounts due Swap Provider re Class A notes	£91,815,751.13
Interest due on Class A notes	£25,146,930.06
Amounts due Swap Provider re Class B notes	£2,307,644.90
Interest due on Class B notes	£1,796,027.50
Amounts due Swap Provider re Class C notes	£2,434,741.85
Interest due on Class C notes	£1,873,638.56
Retained by the Master Issuer	£13,536.19
£126,531,892.45

Principal distribution
Amounts due Swap Provider re Class A notes	£—
Principal due on Class A notes	£—
Amounts due Swap Provider re Class B notes	£—
Principal due on Class B notes	£—
Amounts due Swap Provider re Class C notes	£—
Principal due on Class C notes	£—
£—

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

HVR1 rate	7.00%
HVR2 rate	6.40%
Flexible Variable rate	6.40%

Yield net of Funding Swaps over 3 Month Sterling LIBOR	0.57013%

Arrears & Possessions

Months in arrears	Aggregate outstanding balance	% of Total	Aggregate amount of Arrears	Number of accounts	% of Total
Current - < 1 month	£44,061,037,516.71	97.39%	£1,989,660.17	534,834	97.83%
1 - < 2 months	£501,022,104.88	1.11%	£4,029,430.39	5,092	0.93%
2 - < 3 months	£167,099,665.56	0.37%	£2,694,324.21	1,741	0.32%
3 - < 6 months	£256,613,745.18	0.57%	£7,240,227.35	2,525	0.46%
6 - < 12 months	£174,501,190.97	0.39%	£9,915,560.86	1,762	0.32%
>= 12 months	£80,297,875.59	0.18%	£9,174,119.44	722	0.13%
Total	£45,240,572,098.89	100.00%	£35,043,322.42	546,676	100.00%

Properties in possession	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Brought forward	£41,903,102.58	0.09%	320	0.06%
Repossessed			74	0.01%
Sold			55	0.01%
Relinquished to borrower			—	0.00%
Carried forward	£42,852,823.00	0.09%	339	0.06%

Average time from possession to sale in days (this period)	124

A loan is identified as being in arrears where an amount equal to or greater than a full month’s contractual payment is outstanding at the end of the month. A loan is not defined as defaulted until the property relating to that loan has been taken into possession. A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Period	Balance of accounts	Number of accounts
This period	£—	—

CPR

	Monthly	1-month	3-month	12-month
Month	CPR	annualised	annualised	annualised
May 2008	3.06%	31.11%	30.44%	31.30%
April 2008	3.76%	36.84%	31.94%	31.14%
March 2008	2.19%	23.36%	26.08%	30.89%

1	-month annualised CPR is calculated as 1 - ((1-R) ^ 12)
3	-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.
12	-month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread
May 2008	0.32325%
April 2008	0.37070%
March 2008	0.37451%

Excess spread is equal to the yield above, plus interest receivable on reserve funds, less actual and estimated costs including the weighted average margin on the notes.

Range of outstanding balances at end of period	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
£0 - £24,999.99	£1,240,279,109.35	2.74%	93,513	17.11%
£25,000 - £49,999.99	£4,416,890,167.59	9.76%	119,049	21.78%
£50,000 - £74,999.99	£5,967,530,951.22	13.19%	96,187	17.59%
£75,000 - £99,999.99	£6,468,072,705.50	14.30%	74,498	13.63%
£100,000 - £124,999.99	£5,960,968,894.56	13.18%	53,304	9.75%
£125,000 - £149,999.99	£4,955,623,997.03	10.95%	36,276	6.64%
£150,000 - £174,999.99	£3,831,204,952.66	8.47%	23,752	4.34%
£175,000 - £199,999.99	£2,851,766,100.36	6.30%	15,282	2.80%
£200,000 - £224,999.99	£2,187,389,950.72	4.84%	10,344	1.89%
£225,000 - £249,999.99	£1,628,250,895.62	3.60%	6,877	1.26%
£250,000 - £299,999.99	£2,114,284,544.51	4.67%	7,777	1.42%
£300,000 - £349,999.99	£1,440,199,770.67	3.18%	4,481	0.82%
£350,000 - £399,999.99	£945,563,606.92	2.09%	2,545	0.47%
£400,000 - £449,999.99	£704,417,165.01	1.56%	1,674	0.31%
£450,000 - £500,000	£519,096,865.58	1.15%	1,100	0.20%
>£500,000	£9,032,421.59	0.02%	17	0.00%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

The weighted average current balance is: £ 141,940.59

Range of LTV ratios at origination*	Aggregate balance at Origination	% of Total	Number of accounts	% of Total
0% - 24.99%	£2,619,704,497.00	5.32%	67,493	12.35%
25% - 49.99%	£13,143,677,812.48	26.68%	190,214	34.79%
50% - 74.99%	£19,125,360,292.05	38.82%	171,920	31.45%
75% - 79.99%	£3,388,941,277.00	6.88%	25,883	4.73%
80% - 84.99%	£2,927,020,391.00	5.94%	22,271	4.07%
85% - 89.99%	£3,189,050,045.00	6.47%	24,188	4.42%
90% - 94.99%	£3,134,839,763.00	6.36%	25,379	4.64%
95% - 96.99%	£1,116,209,505.00	2.27%	12,522	2.29%
97%	£614,735,560.00	1.25%	6,779	1.24%
>97%	£5,103,800.00	0.01%	27	0.00%
Total	£49,264,642,942.53	100.00%	546,676	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is: 60.78%

Range of LTV ratios at end	Aggregate outstanding		Number of
of reporting period*	balance	% of Total	accounts	% of Total
0% - 24.99%	£4,613,216,209.95	10.20%	156,332	28.60%
25% - 49.99%	£13,808,037,628.90	30.52%	187,586	34.31%
50% - 74.99%	£16,504,706,960.77	36.48%	133,396	24.40%
75% - 79.99%	£3,166,928,254.56	7.00%	21,686	3.97%
80% - 84.99%	£2,660,271,755.91	5.88%	18,079	3.31%
85% - 89.99%	£2,226,949,821.45	4.92%	14,796	2.71%
90% - 94.99%	£1,533,301,027.50	3.39%	9,879	1.81%
95% - 96.99%	£393,967,135.16	0.87%	2,420	0.44%
97% - 99.99%	£189,604,575.60	0.42%	1,454	0.27%
>=100%	£143,588,729.09	0.32%	1,048	0.19%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is: 55.50%

	Aggregate outstanding		Number of
Region	balance	% of Total	accounts	% of Total
London & South East	£13,767,717,123.54	30.43%	110,570	20.23%
Midlands & East Anglia	£9,735,791,745.92	21.52%	118,111	21.61%
North	£5,978,784,111.33	13.22%	97,332	17.80%
North West	£5,211,613,711.24	11.52%	79,505	14.54%
South Wales & West	£6,342,372,422.32	14.02%	75,697	13.85%
Scotland	£4,150,487,960.64	9.17%	65,037	11.90%
Unknown	£53,805,023.90	0.12%	424	0.08%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

	Aggregate outstanding		Number of
Age of loans in months	balance	% of Total	accounts	% of Total
<6	£1,102,150,691.74	2.44%	8,115	1.48%
6 - <12	£4,585,249,765.69	10.14%	32,638	5.97%
12 - <18	£5,966,344,952.95	13.19%	45,373	8.30%
18 - <24	£4,934,007,062.39	10.91%	42,355	7.75%
24 - <30	£3,982,558,471.93	8.80%	39,775	7.28%
30 - <36	£3,018,440,210.11	6.67%	31,158	5.70%
36 - <42	£2,735,286,398.74	6.05%	32,450	5.94%
42 - <48	£3,673,820,231.86	8.12%	43,005	7.87%
48 - <54	£2,708,531,394.93	5.99%	34,511	6.31%
54 - <60	£2,806,354,032.83	6.20%	36,330	6.65%
60 - <66	£1,742,974,438.07	3.85%	26,219	4.80%
66 - <72	£1,621,996,177.73	3.59%	26,644	4.87%
>=72	£6,362,858,269.92	14.06%	148,103	27.09%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

The weighted average seasoning of the loans, in months, is:  41.26

	Aggregate outstanding		Number of
Years to maturity of loans	balance	% of Total	accounts	% of Total
< 5	£1,236,743,725.96	2.73%	44,205	8.09%
5 - <10	£3,933,755,549.58	8.70%	80,209	14.67%
10 - <15	£6,547,123,267.81	14.47%	98,715	18.06%
15 - <20	£11,746,585,966.56	25.96%	138,576	25.35%
20 - <25	£17,534,286,150.88	38.76%	146,741	26.84%
25 - <30	£3,852,078,404.59	8.51%	33,243	6.08%
30 - <35	£386,945,920.18	0.86%	4,951	0.91%
>=35	£3,053,113.33	0.01%	36	0.01%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

The weighted average remaining term of the loans, in years, is:  18.50

	Aggregate outstanding		Number of
Use of proceeds	balance	% of Total	accounts	% of Total
Purchase	£29,181,348,215.14	64.50%	359,184	65.70%
Remortgage	£16,059,223,883.75	35.50%	187,492	34.30%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

	Aggregate outstanding		Number of
Property type	balance	% of Total	accounts	% of Total
Detached	£13,311,244,045.33	29.42%	128,822	23.56%
Semi-detached	£13,315,672,314.17	29.43%	180,796	33.07%
Terraced	£12,678,054,791.01	28.02%	172,880	31.62%
Other*	£5,935,600,948.38	13.12%	64,178	11.74%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

*Primarily flats or maisonettes

	Aggregate outstanding		Number of
Origination channel	balance	% of Total	accounts	% of Total
Direct origination by Halifax	£18,608,029,239.67	41.13%	271,338	49.63%
Intermediaries	£26,548,904,966.76	58.68%	273,387	50.01%
Other channels	£83,637,892.46	0.18%	1,951	0.36%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

	Aggregate outstanding		Number of
Repayment terms	balance	% of Total	accounts	% of Total
Repayment	£27,221,691,515.87	60.17%	377,708	69.09%
Interest-only	£18,018,880,583.02	39.83%	168,968	30.91%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

	Aggregate outstanding		Number of
Payment method	balance	% of Total	accounts	% of Total
Direct debit	£33,285,948,707.93	73.58%	369,944	67.67%
Halifax payment plan	£10,024,646,389.99	22.16%	142,367	26.04%
Other	£1,929,977,000.97	4.27%	34,365	6.29%
Total	£45,240,572,098.89	100.00%	546,676	100.00%

Special rate and flexible loans

	Aggregate outstanding		Number of
Type of loan	balance	% of Total	holdings*	% of Total
Discounted variable rate loans	£—	0.00%	—	0.00%
Fixed rate loans	£26,776,381,006.66	68.06%	305,504	63.56%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£12,424,782,905.07	31.58%	173,654	36.13%
Flexible loans	£143,718,046.42	0.37%	1,491	0.31%
Total Special rate and flexible	£39,344,881,958.15	100.00%	480,649	100.00%

Distribution of fixed rate loans

	Aggregate outstanding		Number of
Fixed rate%	balance	% of Total	holdings*	% of Total
0 - 3.99%	£198,291,000.13	0.74%	8,102	2.65%
4.00 - 4.99%	£6,815,413,537.44	25.45%	54,905	17.97%
5.00 - 5.99%	£16,795,265,076.61	62.72%	190,622	62.40%
6.00 - 6.99%	£2,811,330,323.76	10.50%	46,712	15.29%
7.00 - 7.99%	£156,081,068.72	0.58%	5,163	1.69%
8.00 - 8.99%	£—	0.00%	—	0.00%
Total	£26,776,381,006.66	100.00%	305,504	100.00%

Year in which current	Aggregate outstanding		Number of
fixed rate period ends	balance	% of Total	holdings*	% of Total
2008	£6,856,340,132.02	25.61%	68,866	22.54%
2009	£11,016,941,498.12	41.14%	103,878	34.00%
2010	£3,103,550,793.85	11.59%	40,678	13.32%
2011	£2,864,439,869.74	10.70%	41,074	13.44%
2012	£1,706,000,868.85	6.37%	25,796	8.44%
2013	£342,077,195.02	1.28%	4,580	1.50%
2014	£271,242,852.65	1.01%	3,709	1.21%
2015	£137,984,417.96	0.52%	3,193	1.05%
2016	£124,478,742.28	0.46%	1,995	0.65%
2017	£289,488,135.00	1.08%	4,570	1.50%
2018+	£63,836,501.17	0.24%	7,165	2.35%
Total	£26,776,381,006.66	100.00%	305,504	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Funding 1 Share%	Funding 2 Share%	Seller Share%
28-May-08	£45,358,909,269.89	£20,508,571,000.00	£16,316,371,750.75	£8,533,966,519.14	45.2153%	35.9727%	18.8120%
1-May-08	£46,661,105,413.12	£20,758,259,818.46	£16,896,901,065.37	£9,005,944,529.29	44.4879%	36.2124%	19.2997%
23-Apr-08	£46,865,146,613.51	£20,758,294,260.92	£17,122,824,061.95	£8,984,028,290.64	44.2943%	36.5369%	19.1689%

Revenue Ledger

Month	Revenue receipts on the loans	GIC interest	Total
May 2008	£211,570,832.28	£4,773,879.48	£216,344,711.76
April 2008	£206,132,496.52	£2,893,048.79	£209,025,545.31
March 2008	£197,174,318.99	£4,939,257.70	£202,113,576.69

Distribution

Month	Servicer	Other amounts per Priority of Payments	Funding 1	Funding 2	Seller
May 2008	£1,974,363.68	£1,200.00	£96,411,163.43	£78,238,518.61	£39,719,466.04
April 2008	£1,867,879.60	£729.88	£99,431,406.88	£48,618,052.44	£59,107,476.51
March 2008	£1,838,045.61	£—	£99,427,469.64	£40,711,451.70	£60,136,609.74

Principal Ledger

Month	Principal receipts on the loans	Principal for Further Advances	Total
May 2008	£977,836,380.07	£448,703,184.92	£1,426,539,564.99
April 2008	£1,183,040,175.26	£407,820,982.23	£1,590,861,157.49
March 2008	£552,241,565.34	£396,675,117.14	£948,916,682.48

Distribution

Month	Funding 1	Funding 2	Seller
May 2008	£249,416,910.74	£1,177,122,654.25	£—
April 2008	£—	£863,859,355.23	£727,001,802.26
March 2008	£531,738,603.50	£—	£417,178,078.98

Losses Ledger

Month	Losses in month	Funding 1 share of losses	Funding 2 share of losses	Seller share of losses	Cumulative losses
May 2008	£760,817.77	£339,560.05	£275,229.19	£146,028.53	£12,040,763.74
April 2008	£675,287.44	£311,181.54	£142,290.93	£221,814.97	£11,279,945.97
March 2008	£968,474.15	£476,396.50	£195,064.74	£297,012.91	£10,604,658.53

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
May 2008	£339,560.05	£—	£1,127,138.09
April 2008	£311,181.54	£—	£787,578.04
March 2008	£476,396.50	£843,684.75	£476,396.50

Funding 1 Reserve Ledger

Month	Debit	Credit	Balance	Funding 1 Reserve Required Amount
May 2008	£—	£—	£445,000,000.00	£445,000,000.00
April 2008	£—	£—	£445,000,000.00	£445,000,000.00
March 2008	£—	£—	£445,000,000.00	£445,000,000.00

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
May 2008	£—	£—	£—	£150,000,000.00
April 2008	£—	£—	£—	£150,000,000.00
March 2008	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
May 2008	£275,229.19	£—	£417,520.12
April 2008	£142,290.93	£426,594.51	£142,290.93
March 2008	£195,064.74	£—	£426,594.51

Funding 2 Reserve Ledger

Month	Debit	Credit	Balance	Funding 2 Reserve Required Amount
May 2008	£—	£—	£320,000,000.00	£301,900,000.00
April 2008	£—	£152,300,000.00	£320,000,000.00	£301,900,000.00
March 2008	£—	£—	£167,700,000.00	£167,700,000.00

The Funding 2 Reserve Required Amount has increased to £301,900,000, following Permanent Master Issuer’s 2008-1 issuance on 23 April 2008.  The Funding 2 General Reserve Fund has been funded to an amount of £320,000,000, as Funding 2 is expected to draw on this reserve on the Funding 2 interest payment date in July.  The expected drawing will be solely for liquidity purposes to cover a shortfall between Funding 2’ s share of mortgages trust available revenue receipts and the interest payable on the 2008-1 loan tranches.  The shortfall will arise due to a technical mismatch between the mortgages trust calculation periods and the interest period on the 2008-1 loan tranches

Trigger Events

Non-asset trigger events:

If the Seller suffers an Insolvency Event.

If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.

If the current Seller’s Share at any time is equal to or less than the Minimum Seller Share.

If the outstanding principal balance of the loans comprising the trust property is less than £36,000,000,000 to December 2008 or is less than £35,000,000,000 to January 2011.

Asset trigger events:

If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes Outstanding

Issuing entity*	Notes	Original rating S&P/Moody’s/Fitch	Expected maturity date	Final maturity date	Outstanding at start of period	Outstanding at end of period	Exchange rate	Reference rate	Margin
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	—	5.78438%	0.25%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.78438%	0.45%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	5.78438%	1.45%
Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 & 10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	1.66991	2.99000%	0.18%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	2.99000%	0.35%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	2.99000%	1.15%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	1.45003	4.42900%	0.19%
Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	—	5.78438%	0.19%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.42900%	0.39%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.42900%	1.18%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	-	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.42900%	0.45%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.42900%	1.23%

Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 & 10/Mar/2009	11/Mar/2024	$1,700,000,000	$1,700,000,000	1.86600	2.99000%	0.14%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$75,800,000	$75,800,000	1.86598	2.99000%	0.23%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042	$40,400,000	$40,400,000	1.86596	2.99000%	0.37%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$55,400,000	$55,400,000	1.86595	2.99000%	0.80%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Mar/2034	€1,500,000,000	€1,500,000,000	1.50037	4.42900%	0.15%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€85,000,000	€85,000,000	1.50036	4.42900%	0.28%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042	€62,500,000	€62,500,000	1.50035	4.42900%	0.45%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	€750,000,000	€750,000,000	1.50083	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	£1,100,000,000	£1,100,000,000	—	5.78438%	0.17%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	£43,000,000	£43,000,000	—	5.78438%	0.33%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042	£32,000,000	£32,000,000	—	5.78438%	0.50%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	£54,000,000	£54,000,000	—	5.78438%	0.90%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Jun/2034	$750,000,000	$750,000,000	1.87200	2.99000%	0.16%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	$32,500,000	$32,500,000	1.87190	2.99000%	0.26%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	$27,000,000	$27,000,000	1.87188	2.99000%	0.82%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Jun/2042	€1,000,000,000	€1,000,000,000	1.50150	4.42900%	0.17%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€43,500,000	€43,500,000	1.50000	4.42900%	0.33%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042	€36,000,000	€36,000,000	1.50000	4.42900%	0.78%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£500,000,000	£500,000,000	—	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£750,000,000	£750,000,000	—	5.78438%	0.19%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042	£47,000,000	£47,000,000	—	5.78438%	0.35%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042	£39,000,000	£39,000,000	—	5.78438%	0.85%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007, 10/Mar/2008, 10/Jun/2008 & 10/Sep/2008	10/Sep/2032	£500,000,000	£500,000,000	—	5.78438%	0.175%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	£35,300,000	£35,300,000	—	5.78438%	0.23%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	£34,200,000	£34,200,000	—	5.78438%	0.68%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 & 10/Mar/2010	10/Jun/2042	€750,000,000	€750,000,000	1.44342	4.42900%	0.14%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042	€26,100,000	€26,100,000	1.44342	4.42900%	0.23%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042	€25,300,000	€25,300,000	1.44340	4.42900%	0.68%
Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.78438%	0.15%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.78438%	0.16%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	£34,800,000	£34,800,000	—	5.78438%	0.31%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	£33,700,000	£33,700,000	—	5.78438%	0.80%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009, 10/Dec/2009, 10/Mar/2010 & 10/Jun/2010	10/Sep/2032	€1,700,000,000	€1,700,000,000	1.43678	4.42900%	0.07%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	€73,700,000	€73,700,000	1.43676	4.42900%	0.12%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	€71,800,000	€71,800,000	1.43678	4.42900%	0.43%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 & 10/Sep/2010	10/Sep/2032	£850,000,000	£850,000,000	—	5.78438%	0.08%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042	£36,800,000	£36,800,000	—	5.78438%	0.13%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042	£35,900,000	£35,900,000	—	5.78438%	0.45%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Dec/2011	10/Sep/2032	£500,000,000	£500,000,000	—	5.78438%	0.15%
Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014	$1,400,000,000	$1,400,000,000	1.83799	2.99000%	0.07%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042	$69,800,000	$69,800,000	1.83781	2.99000%	0.15%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042	$82,900,000	$82,900,000	1.83773	2.99000%	0.40%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 & 10/Jun/2010	10/Sep/2032	$1,000,000,000	$1,000,000,000	1.83800	2.99000%	0.12%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	$52,000,000	$52,000,000	1.83746	2.99000%	0.20%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	$40,400,000	$40,400,000	1.83720	2.99000%	0.52%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010 & 10/Dec/2010	10/Sep/2032	€1,000,000,000	€1,000,000,000	1.49031	4.42900%	0.13%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€47,200,000	€47,200,000	1.48990	4.42900%	0.20%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€65,700,000	€65,700,000	1.49013	4.42900%	0.52%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£400,000,000	£400,000,000	—	5.78438%	0.15%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 & 12/Dec/2011	10/Sep/2032	£600,000,000	£600,000,000	—	5.78438%	0.20%
Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£500,000,000	£500,000,000	—	5.78438%	0.15%
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015	$1,750,000,000	$1,750,000,000	1.74780	2.99000%	0.04%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$67,800,000	$67,800,000	1.74742	2.99000%	0.13%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$72,800,000	$72,800,000	1.74748	2.99000%	0.38%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 & 10/Mar/2011	10/Jun/2033	$1,000,000,000	$1,000,000,000	1.74779	2.99000%	0.10%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	$38,000,000	$38,000,000	1.74713	2.99000%	0.17%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	$41,900,000	$41,900,000	1.74729	2.99000%	0.50%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Sep/2011	10/Jun/2033	€1,600,000,000	€1,600,000,000	1.44970	4.42900%	0.11%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	€61,200,000	€61,200,000	1.44955	4.42900%	0.15%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	€64,600,000	€64,600,000	1.44941	4.42900%	0.50%
Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042	£750,000,000	£750,000,000	—	5.78438%	0.11%

Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015	$1,750,000,000	$1,750,000,000	1.86900	2.71313%	0.04%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042	$134,900,000	$134,900,000	1.86894	2.71313%	0.12%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042	$134,900,000	$134,900,000	1.86894	2.71313%	0.40%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033	CA$350,000,000	CA$350,000,000	2.10691	3.60286%	0.055%
Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015	€500,000,000	€500,000,000	1.48544	4.74700%	0.06%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Jul/2011 & 17/Oct/2011	15/Jul/2033	€1,750,000,000	€1,750,000,000	1.48544	4.74700%	0.11%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	4.74700%	0.15%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	17/Oct/2011	15/Jul/2042	€129,300,000	€129,300,000	1.48535	4.74700%	0.45%
Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 & 15/Oct/2012	15/Jul/2033	$1,500,000,000	$1,500,000,000	1.86900	2.71313%	0.11%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£500,000,000	£500,000,000	—	5.92938%	0.12%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020	£600,000,000	£600,000,000	—	5.92938%	0.12%
Permanent Master Issuer	2007-1 2A1	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,500,000,000	$1,500,000,000	1.95249	2.71313%	0.05%
Permanent Master Issuer	2007-1 2A2	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016	$1,000,000,000	$1,000,000,000	1.95248	2.71313%	0.05%
Permanent Master Issuer	2007-1 2B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.92938%	0.11%
Permanent Master Issuer	2007-1 2C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042	£83,600,000	£83,600,000	—	5.92938%	0.35%
Permanent Master Issuer	2007-1 3A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	€1,500,000,000	€1,500,000,000	1.48743	4.74700%	0.09%
Permanent Master Issuer	2007-1 4A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033	$1,350,000,000	$1,350,000,000	1.95248	2.71313%	0.08%
Permanent Master Issuer	2007-1 4B	AA / Aa3 / AA	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.92938%	0.13%
Permanent Master Issuer	2007-1 4C	BBB / Baa2 / BBB	16/Jan/2012	15/Jul/2042	£41,300,000	£41,300,000	—	5.92938%	0.40%
Permanent Master Issuer	2007-1 5A	AAA / Aaa / AAA	15/Oct/2012 & 15/Jan/2013	17/Oct/2033	£650,000,000	£650,000,000	—	5.92938%	0.10%
Permanent Master Issuer	2008-1 1A1	AAA / Aaa / AAA	15/Jul/2008 & 15/Oct/2008	15/Jul/2042	£392,900,000	£392,900,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1A2	AAA / Aaa / AAA	15/Jul/2008 & 15/Oct/2008	15/Jul/2042	£785,700,000	£785,700,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1A3	AAA / Aaa / AAA	15/Jul/2008 & 15/Oct/2008	15/Jul/2042	£1,178,600,000	£1,178,600,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1A4	AAA / Aaa / AAA	15/Jul/2008 & 15/Oct/2008	15/Jul/2042	£1,375,000,000	£1,375,000,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1A5	AAA / Aaa / AAA	15/Apr/2010 onwards	15/Jul/2042	£392,900,000	£392,900,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1A6	AAA / Aaa / AAA	15/Apr/2010 onwards	15/Jul/2042	£785,700,000	£785,700,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1A7	AAA / Aaa / AAA	15/Apr/2010 onwards	15/Jul/2042	£1,571,500,000	£1,571,500,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1A8	AAA / Aaa / AAA	15/Apr/2010 onwards	15/Jul/2042	£1,964,300,000	£1,964,300,000	—	5.84580%	0.12%
Permanent Master Issuer	2008-1 1B	AAA / Aaa / AAA	15/Apr/2010 onwards	15/Jul/2042	£298,400,000	£298,400,000	—	5.84580%	0.60%
Permanent Master Issuer	2008-1 1C	AAA / Aaa / AAA	15/Apr/2010 onwards	15/Jul/2042	£298,400,000	£298,400,000	—	5.84580%	1.00%
Permanent Master Issuer	2008-2 1A	AAA / Aaa / AAA	16/Jan/2012	15/Apr/2014	£—	£500,000,000	—	5.58525%	0.85%

*Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

Credit Enhancement

Funding 1 Issuing Entities’ notes

Class	Amount (£)	% of Total	Support
Class A notes	£20,564,818,000	93.25%	8.76%
Class B notes	£724,595,000	3.29%	5.48%
Class M notes	£95,308,000	0.43%	5.05%
Class C notes	£667,765,000	3.03%	2.02%
Total notes	£22,052,486,000	100.00%
Reserve	£445,000,000	2.02%

Permanent Master Issuer notes

Class	Amount (£)	% of Total	Support
Class A notes	£17,096,620,000	93.62%	8.13%
Class B notes	£582,530,000	3.19%	4.94%
Class C notes	£582,530,000	3.19%	1.75%
Total notes	£18,261,680,000	100.00%
Reserve	£320,000,000	1.75%

Contact details and report distribution channels

If you have any queries regarding this report, please contact:

Tracey Hill
LP/3/3/SEC
1 Lovell Park Road
LEEDS
LS1 1NS

Tel: +44 (0) 113 235 2176
Fax: +44 (0) 113 235 7511
e-mail: traceyhill@halifax.co.uk

Reports can be obtained from:

HBOS plc website @: www.hbosplc.com/investors/Debt/permanent_page.asp

SEC EDGAR database @: www.sec.gov/edgar.shtml

Bloomberg under ticker: Perma or Permm